Share-based payments (Tables)	12 Months Ended
Mar. 31, 2018
Text Block1 [Abstract]
Summary of Plans and Analysis of Total Charge by Type of Award
Year ended 31 March	2018 £m	2017 £m	2016 £m

Employee Saveshare Plans	42	40	27
Executive Share Plans:
Incentive Share Plan (ISP)	16	–	21
Deferred Bonus Plan (DBP)	4	9	4
Retention Share Plan (RSP)[a]	21	8	1
Other plans	1	–	5
	84	57	58

[a] Re-presented to show RSPs separately from other plans.

Movements in Employee Saveshare Options

Movements in Employee Saveshare options are shown below.

	Movement in the number of share options			Weighted average exercise price
Year ended 31 March	2018 millions	2017 millions	2016 millions	2018 pence	2017 pence	2016 pence

Outstanding at 1 April	189	197	226	313	287	226
Granted	69	44	47	250	362	385
Forfeited	(41)	(18)	(12)	328	345	306
Exercised	(30)	(33)	(63)	169	208	139
Expired	(12)	(1)	(1)	353	345	247
Outstanding at 31 March	175	189	197	306	313	287
Exercisable at 31 March	–	–	–	320	237	140

Summarises Information Relating to Options Outstanding and Exercisable Under Employee Saveshare Plans

The following table summarises information relating to options outstanding and exercisable under Employee Saveshare plans at 31 March 2018.

Normal dates of vesting and exercise (based on calendar years)	Exercise price per share	Weighted average exercise price		Number of outstanding options millions	Weighted average remaining contractual life

2018	249p – 423p	306	p	25	10 months
2019	319p – 397p	333	p	53	22 months
2020	243p – 376p	307	p	44	34 months
2021	353p	353	p	17	46 months
2022	243p	243	p	36	58 months
Total		306	p	175	33 months

Movements in Executive Share Plan Awards

Movements in executive share plan awards during 2017/18 are shown below:

	Number of shares (millions)
	ISP	DBP	RSP	Total

At 1 April 2017	45	7	4	56
Awards granted	26	2	10	38
Awards vested	–	(3)	(2)	(5)
Awards lapsed	(20)	–	(1)	(21)
Dividend shares reinvested	3	–	1	4
At 31 March 2018	54	6	12	72

Summary of Fair Values and Key Assumptions Used for Valuing Grants Made Under Employee Saveshare Plans and ISP

The following table summarises the fair values and key assumptions used for valuing grants made under the Employee Saveshare plans and ISP in 2017/18, 2016/17 and 2015/16.

		2018		2017		2016
Year ended 31 March	Employee Saveshare	ISP	Employee Saveshare	ISP	Employee Saveshare	ISP

Weighted average fair value	56p	202p	72p	328p	81p	364p
Weighted average share price	296p	281p	422p	426p	454p	451p
Weighted average exercise price	250p	n/a	362p	n/a	385p	n/a
Expected dividend yield	3.12% – 3.21%	n/a	2.9% – 3.4%	n/a	3.2% –3.7%	n/a
Risk free rates	0.1% – 0.2%	0.2%	0.5% – 0.8%	0.6%	0.7% – 1.6%	0.7%
Expected volatility	23.1% – 24.3%	23.6%	19.0% – 21.5%	21.8%	19.7% –22.7%	22.0%